DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Gross profit	$ 3,947,000	$ 1,913,000	$ 10,870,000	$ 6,077,000	$ 8,688,000	$ 12,977,000
United Kingdom [Member]
Gross profit					3,435,000	4,893,000
Project profit, net	1,036,000	835,000	3,577,000	2,307,000
United States [Member]
Gross profit					$ 5,253,000	$ 8,084,000
Project profit, net	$ 2,911,000	$ 1,078,000	$ 7,293,000	$ 3,770,000